Jan. 20, 2021
Morgan Creek Exos SPAC Strategy ETF
MORGAN CREEK - EXOS SPAC ORIGINATED ETF
Investment Objective
The Morgan Creek - Exos SPAC Originated ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$102	3 Years:	$318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S.-listed special purpose acquisition companies (“SPACs”) and in companies that have merged with or been acquired by a SPAC. Investment decisions for the Fund are made by Exos Asset Management, LLC (“Exos” or the “Sub-Adviser”) with the oversight of Morgan Creek Capital Management, LLC (“Morgan Creek” or the “Adviser”). A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies. Sponsors of SPACs typically pay the SPAC’s offering costs and underwriting fees and contribute all or a portion of its working capital in exchange for participation in the common stock and derivatives (such as warrants) of the SPAC. A SPAC IPO typically involves the sale of units consisting of one share of common stock and a warrant or right (or portion of a warrant or right) to purchase common stock at a fixed price upon or after the consummation of a Combination. The capital raised in the IPO is typically placed into a trust. The proceeds of the IPO may be used only to consummate a Combination and for other limited purposes such as paying taxes owed by the SPAC. “Pre-Combination” SPACs are SPACs that are either seeking a target for a Combination or have not yet completed a Combination with an identified target. Pre-Combination SPACs often have predetermined time frames to consummate a Combination (typically two years) or the SPAC will liquidate. “Post-Combination” SPACs are operating companies that have completed a Combination with a SPAC within the last three calendar years. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Combination SPACs (along with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs) and Post-Combination SPACs.
The Fund generally seeks to invest approximately 33% of its assets in Pre-Combination SPACs (as well as any rights or warrants issued in connection with the IPO of a Pre-Combination SPAC) and approximately 66% of its assets in Post-Combination SPACs (together, the “Portfolio Targets”). However, the actual amounts invested may be greater or lesser than the Portfolio Targets from time to time as a result of changes in the market value of Fund holdings and during periods when the Sub-Adviser is actively increasing or decreasing exposure to certain investments. The Fund generally intends to weight each Pre-Combination SPAC in its portfolio equally and each Post-Combination SPAC in its portfolio equally, although the weight of each Pre-Combination SPAC may differ from each Post-Combination SPAC.
The Fund generally will invest in Pre-Combination SPACs that are among the 50 largest publicly-traded Pre-Combination SPACs as measured by market capitalization, but may invest in any Pre-Combination SPAC with a market capitalization of $100 million or greater. The selection of specific Pre-Combination SPACs will be based on a number of factors including: (i) the number of Pre-Combination SPACs with market capitalizations over $250 million; (ii) the expected pipeline for new SPAC IPOs; and (iii) the Fund’s regular portfolio management activities. The Fund’s portfolio typically will include the securities of approximately 20 to 50 Pre-Combination SPACs.
The Fund generally will invest in Post-Combination SPACs that are among the 50 largest publicly-traded Post-Combination SPACs as measured by market capitalizations, but may invest in any Post-Combination SPAC with a market capitalization of $500 million or greater. The selection of specific Post-Combination SPACs will be based on a number of factors including: (i) the number of Post-Combination SPACs with market capitalizations over $750 million; (ii) the number of Post-Combination SPACs attracting broad research analyst coverage; (iii) the expected pipeline for SPAC Combinations; and (iv) the Fund’s regular portfolio management activities. The Fund’s portfolio typically will include the securities of approximately 20 to 50 Post-Combination SPACs.
The Fund may hold a limited number of Pre- or Post-Combination SPACs that are not among the 50 largest Pre- or Post-Combination SPACs, respectively, where the valuation analysis of the Sub-Adviser indicates that a particular Pre- or Post-Combination SPAC has the potential for greater appreciation or reduced drawdowns relative to the largest Pre- or Post-Combination SPACs, or to achieve increased diversification for the Fund. However, any such company will be subject to a minimum market capitalization of $100 million for Pre-Combination SPACs and $500 million for Post-Combination SPACs.
The Sub-Adviser may overweight the Fund’s position in one or more Pre- or Post-Combination SPACs that it believes offer a more advantageous price relative to other companies until, in the determination of the Sub-Adviser, the advantageous pricing has normalized. The occurrence of advantageous price conditions is uncertain, and advantageous price conditions are not expected to materially change the Fund’s Portfolio Targets. An advantageous price condition exists where the market price of a SPAC temporarily deviates from the Sub-Adviser’s valuation. Similarly, the Sub-Adviser may underweight the Fund’s position in one or more Pre- or Post-Combination SPACs that it believes offer a less advantageous price relative to other companies until, in the determination of the Sub-Adviser, the less advantageous pricing has normalized.
To maintain the Portfolio Targets, the Sub-Adviser generally will rebalance the Fund’s portfolio monthly based on the Fund’s Portfolio Targets. The monthly rebalancing of the Fund’s portfolio may result in a higher portfolio turnover rate than experienced by other funds that rebalance their portfolios less frequently.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a lesser number of issuers than if it were a diversified fund.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective.
The following risks could affect the value of your investment in the Fund:
•Associated Risks of Pre-Combination SPACs. The Fund invests in equity securities and warrants of SPACs, which raise assets to seek potential Combination opportunities. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices.
•Associated Risks of Post-Combination SPACs. The Fund invests in companies that are derived from a SPAC. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. Post-Combination SPACs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a Post-Combination SPAC prior to inclusion in the portfolio. The price of stocks included in the portfolio may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, Post-Combination SPACs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a Post-Combination SPAC are typically a small percentage of the market capitalization. The ownership of many Post-Combination SPACs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a Combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors, or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a great degree than if the Fund held a more diversified portfolio.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Rights and Warrants Risk. The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration.
Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.morgancreekcap.com or by calling the Fund toll free at 1-855-857-2677.